FINANCIAL AND CAPITAL RISK MANAGEMENT - Net debt to equity ratios (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net debt / (cash) (Note 25)	₺ (5,037,326)	₺ (8,205,145)	₺ (9,227,298)
Total equity	₺ 3,302,779	₺ 3,365,798	₺ 7,928,903	₺ (2,627,198)
Net debt/(net cash) to equity ratio	(153.00%)	(244.00%)